LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–88.66%
Australia–0.12%
†Atlassian Corp. PLC Class A	4,893	$ 1,030,417
		1,030,417
Canada–1.02%
Constellation Software, Inc.	122	169,758
†Descartes Systems Group, Inc.	1,957	124,328
GFL Environmental, Inc.	315,300	7,973,937
†Shopify, Inc. Class A	12,598	339,175
Suncor Energy, Inc.	15,267	429,932
		9,037,130
China–0.11%
China Pacific Insurance Group Co. Ltd. Class H	534,420	981,392
		981,392
France–3.10%
Airbus SE	14,610	1,259,387
Alstom SA	61,265	991,008
BNP Paribas SA	39,740	1,678,587
Capgemini SE	8,602	1,377,184
Danone SA	29,928	1,415,154
Eiffage SA	46,662	3,741,967
TotalEnergies SE	260,061	12,200,644
Veolia Environnement SA	245,852	4,698,768
		27,362,699
Germany–4.41%
adidas AG	26,415	3,036,701
Bayer AG	124,444	5,733,696
Continental AG	93,568	4,151,924
Covestro AG	45,322	1,295,831
Deutsche Telekom AG	601,526	10,238,973
†Evotec SE	3,180	55,287
Fresenius Medical Care AG & Co. KGaA	124,787	3,515,625
Fresenius SE & Co. KGaA	50,663	1,079,892
Infineon Technologies AG	154,030	3,370,796
SAP SE	63,195	5,150,085
Siemens AG	13,373	1,307,115
		38,935,925
Ireland–3.17%
Accenture PLC Class A	32,109	8,261,646
†AerCap Holdings NV	40,360	1,708,439
CRH PLC	176,967	5,689,816
Medtronic PLC	152,354	12,302,585
		27,962,486
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel–0.21%
†Check Point Software Technologies Ltd.	9,856	$ 1,104,069
†Tower Semiconductor Ltd.	17,882	785,735
		1,889,804
Japan–3.93%
Denso Corp.	16,711	764,080
Hitachi Ltd.	154,300	6,566,401
Honda Motor Co. Ltd.	312,400	6,780,883
Keyence Corp.	978	323,288
Komatsu Ltd.	161,800	2,946,103
Mitsubishi Electric Corp.	130,901	1,184,398
†Renesas Electronics Corp.	159,696	1,338,770
Sony Group Corp.	81,200	5,230,451
Sumitomo Metal Mining Co. Ltd.	184,000	5,272,799
Sumitomo Mitsui Financial Group, Inc.	156,800	4,346,727
		34,753,900
Netherlands–1.76%
†Adyen NV	978	1,219,724
†Argenx SE	1,468	530,166
ASM International NV	978	218,981
ASML Holding NV	3,670	1,524,334
ING Groep NV	183,225	1,569,950
NN Group NV	45,233	1,759,289
NXP Semiconductors NV	32,500	4,794,075
SBM Offshore NV	309,865	3,888,470
		15,504,989
New Zealand–0.00%
†Xero Ltd.	244	11,291
		11,291
Republic of Korea–1.32%
Samsung Electronics Co. Ltd.	193,457	7,103,594
Samsung SDI Co. Ltd.	244	91,779
Shinhan Financial Group Co. Ltd.	193,450	4,493,679
		11,689,052
Singapore–0.52%
United Overseas Bank Ltd.	255,100	4,620,518
		4,620,518
Spain–0.15%
CaixaBank SA	402,307	1,295,781
		1,295,781
Switzerland–1.51%
†Adecco Group AG	179,476	4,953,460
Lonza Group AG	978	476,179
LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Novartis AG ADR	25,295	$ 1,922,673
Roche Holding AG	18,526	6,030,817
		13,383,129
Taiwan–0.63%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	80,800	5,539,648
		5,539,648
Thailand–0.01%
†Sea Ltd. ADR	1,968	110,306
		110,306
United Kingdom–6.97%
AstraZeneca PLC	66,750	7,337,789
AstraZeneca PLC ADR	10,765	590,353
BP PLC	474,695	2,268,276
BP PLC ADR	599,019	17,101,992
British American Tobacco PLC	40,150	1,439,680
GSK PLC	104,149	1,504,193
†Haleon PLC	2,277,198	7,100,225
Informa PLC	431,944	2,468,948
Linde PLC	32,057	8,644,082
Lloyds Banking Group PLC	11,560,851	5,225,357
nVent Electric PLC	55,800	1,763,838
Pentair PLC	47,150	1,915,705
Reckitt Benckiser Group PLC	17,467	1,157,738
Rio Tinto PLC	24,151	1,306,710
Willis Towers Watson PLC	8,599	1,727,883
		61,552,769
United States–59.60%
Abbott Laboratories	59,014	5,710,195
AbbVie, Inc.	93,470	12,544,609
Activision Blizzard, Inc.	22,255	1,654,437
†Adobe, Inc.	1,465	403,168
Air Products & Chemicals, Inc.	26,425	6,149,890
†Airbnb, Inc. Class A	4,893	513,961
Albemarle Corp.	19,970	5,280,867
†Alphabet, Inc. Class A	29,360	2,808,284
†Alphabet, Inc. Class C	9,786	940,924
†Amazon.com, Inc.	48,934	5,529,542
American Electric Power Co., Inc.	46,700	4,037,215
American Express Co.	67,500	9,106,425
Amphenol Corp. Class A	2,446	163,784
Analog Devices, Inc.	62,115	8,655,104
†ANSYS, Inc.	2,936	650,911
Apple, Inc.	16,554	2,287,763
†Aspen Technology, Inc.	2,053	489,025
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Axon Enterprise, Inc.	2,446	$ 283,125
Baker Hughes Co.	51,891	1,087,635
Bank of America Corp.	274,100	8,277,820
Becton Dickinson & Co.	27,010	6,018,638
†Bill.com Holdings, Inc.	122	16,149
†Bio-Rad Laboratories, Inc. Class A	978	407,963
BlackRock, Inc.	2,620	1,441,734
†Booking Holdings, Inc.	3,822	6,280,349
†Cadence Design Systems, Inc.	10,765	1,759,324
Carlisle Cos., Inc.	12,430	3,485,496
†Catalent, Inc.	9,786	708,115
†CBRE Group, Inc. Class A	18,353	1,239,011
†Chart Industries, Inc.	2,691	496,086
†Charter Communications, Inc. Class A	4,702	1,426,352
Chevron Corp.	24,400	3,505,548
Cintas Corp.	11,800	4,580,642
†Cloudflare, Inc. Class A	3,670	202,988
Colgate-Palmolive Co.	40,800	2,866,200
Comcast Corp. Class A	234,710	6,884,044
Corteva, Inc.	12,233	699,116
†CoStar Group, Inc.	2,446	170,364
†Crowdstrike Holdings, Inc. Class A	3,914	645,066
Crown Castle, Inc.	978	141,370
Crown Holdings, Inc.	112,800	9,140,184
CVS Health Corp.	34,166	3,258,411
Danaher Corp.	12,586	3,250,838
†Datadog, Inc. Class A	7,340	651,645
†Deckers Outdoor Corp.	20,400	6,377,244
Donaldson Co., Inc.	27,607	1,353,019
Dover Corp.	29,000	3,380,820
DR Horton, Inc.	22,661	1,526,218
DuPont de Nemours, Inc.	148,600	7,489,440
†DXC Technology Co.	252,300	6,176,304
eBay, Inc.	22,460	826,753
Ecolab, Inc.	20,500	2,960,610
†Edwards Lifesciences Corp.	4,893	404,309
Elevance Health, Inc.	3,163	1,436,761
Eli Lilly & Co.	244	78,897
†Enphase Energy, Inc.	2,346	650,945
Entegris, Inc.	4,893	406,217
EOG Resources, Inc.	23,300	2,603,309
Erie Indemnity Co. Class A	10,500	2,334,255
Everest Re Group Ltd.	6,912	1,813,985
Exxon Mobil Corp.	23,900	2,086,709
†F5, Inc.	34,000	4,920,820
FactSet Research Systems, Inc.	489	195,654
Fastenal Co.	3,425	157,687

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Fidelity National Information Services, Inc.	63,300	$ 4,783,581
First Horizon Corp.	26,228	600,621
†Fiserv, Inc.	13,462	1,259,639
FMC Corp.	1,223	129,271
Freeport-McMoRan, Inc.	204,600	5,591,718
General Dynamics Corp.	53,200	11,287,444
General Motors Co.	40,797	1,309,176
†Gitlab, Inc. Class A	4,648	238,071
Global Payments, Inc.	14,787	1,597,735
†Guardant Health, Inc.	1,468	79,022
†Halozyme Therapeutics, Inc.	4,893	193,469
HCA Healthcare, Inc.	62,400	11,468,496
HEICO Corp.	2,446	352,175
Honeywell International, Inc.	33,750	5,635,237
†HubSpot, Inc.	3,901	1,053,738
Humana, Inc.	3,619	1,755,903
†Hyatt Hotels Corp. Class A	60,400	4,889,984
†ICON PLC	21,100	3,877,758
†IDEXX Laboratories, Inc.	3,547	1,155,613
†Inspire Medical Systems, Inc.	3,914	694,226
†Insulet Corp.	1,712	392,733
Intel Corp.	3,670	94,576
Intuit, Inc.	5,138	1,990,050
†Intuitive Surgical, Inc.	4,648	871,221
†Jazz Pharmaceuticals PLC	978	130,358
JB Hunt Transport Services, Inc.	13,500	2,111,670
Johnson & Johnson	31,900	5,211,184
Johnson Controls International PLC	107,889	5,310,297
JPMorgan Chase & Co.	28,700	2,999,150
†Keysight Technologies, Inc.	2,446	384,903
KLA Corp.	2,446	740,233
Kraft Heinz Co.	50,442	1,682,241
Lam Research Corp.	2,446	895,236
†Lattice Semiconductor Corp.	489	24,064
Lowe's Cos., Inc.	27,600	5,183,556
Mastercard, Inc. Class A	8,318	2,365,140
McCormick & Co., Inc.	48,000	3,420,960
McDonald's Corp.	21,300	4,914,762
Merck & Co., Inc.	17,367	1,495,646
†Meta Platforms, Inc. Class A	10,878	1,475,927
MGM Resorts International	182,700	5,429,844
Micron Technology, Inc.	53,500	2,680,350
Microsoft Corp.	109,516	25,506,276
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Moderna, Inc.	244	$ 28,853
†Monday.com Ltd.	2,347	266,009
Mondelez International, Inc. Class A	36,015	1,974,702
†MongoDB, Inc.	3,914	777,164
Monolithic Power Systems, Inc.	2,446	888,876
Moody's Corp.	489	118,881
MSCI, Inc.	1,957	825,443
Nasdaq, Inc.	60,450	3,426,306
†NCR Corp.	104,400	1,984,644
NextEra Energy, Inc.	18,105	1,419,613
NIKE, Inc. Class B	45,400	3,773,648
Norfolk Southern Corp.	15,400	3,228,610
†NuScale Power Corp.	489	5,712
NVIDIA Corp.	19,573	2,375,966
†Palo Alto Networks, Inc.	5,138	841,553
Parker-Hannifin Corp.	6,575	1,593,188
†Paycom Software, Inc.	1,223	403,578
†Paylocity Holding Corp.	367	88,660
PepsiCo, Inc.	31,200	5,093,712
Pfizer, Inc.	54,825	2,399,142
†Privia Health Group, Inc.	978	33,311
†Procore Technologies, Inc.	4,893	242,106
Procter & Gamble Co.	33,200	4,191,500
Quanta Services, Inc.	4,893	623,319
Raytheon Technologies Corp.	80,764	6,611,341
†Repligen Corp.	4,893	915,529
Roper Technologies, Inc.	26,596	9,564,985
Ross Stores, Inc.	43,500	3,665,745
†Salesforce, Inc.	7,340	1,055,786
SBA Communications Corp.	2,446	696,254
Schlumberger NV	26,219	941,262
†ServiceNow, Inc.	5,627	2,124,811
Sherwin-Williams Co.	7,950	1,627,762
†Shoals Technologies Group, Inc. Class A	978	21,076
†SiTime Corp.	1,962	154,468
†Snowflake, Inc. Class A	2,202	374,252
†SolarEdge Technologies, Inc.	611	141,422
Southern Co.	49,900	3,393,200
Starbucks Corp.	16,000	1,348,160
STERIS PLC	4,893	813,608
Stryker Corp.	39,023	7,903,718
†Synopsys, Inc.	6,116	1,868,499
Tapestry, Inc.	122,700	3,488,361
Target Corp.	34,415	5,106,842
†Tesla, Inc.	12,967	3,439,497
Texas Instruments, Inc.	49,950	7,731,261
Thermo Fisher Scientific, Inc.	4,893	2,481,681

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
TJX Cos., Inc.	76,400	$ 4,745,968
†T-Mobile U.S., Inc.	74,800	10,035,916
Tradeweb Markets, Inc. Class A	12,233	690,186
TransDigm Group, Inc.	73	38,312
†Twitter, Inc.	12,204	535,023
†Tyler Technologies, Inc.	1,712	594,920
United Parcel Service, Inc. Class B	32,725	5,286,396
UnitedHealth Group, Inc.	40,946	20,679,368
†Veeva Systems, Inc. Class A	3,180	524,318
Visa, Inc. Class A	62,028	11,019,274
Voya Financial, Inc.	30,696	1,857,108
Walmart, Inc.	29,000	3,761,300
†Walt Disney Co.	86,979	8,204,729
Wells Fargo & Co.	327,408	13,168,350
West Pharmaceutical Services, Inc.	17,700	4,355,616
†Western Digital Corp.	33,318	1,084,501
Westinghouse Air Brake Technologies Corp.	88,300	7,183,205
Williams Cos., Inc.	41,863	1,198,538
†Workday, Inc. Class A	4,893	744,812
WW Grainger, Inc.	6,500	3,179,735
Zimmer Biomet Holdings, Inc.	80,800	8,447,640
†ZoomInfo Technologies, Inc.	13,456	560,577
		526,263,335
Uruguay–0.12%
†Globant SA	1,223	228,799
†MercadoLibre, Inc.	978	809,569
		1,038,368
Total Common Stock (Cost $672,855,426)		782,962,939
PREFERRED STOCKS–0.13%
Germany–0.13%
Sartorius AG 0.35%	244	84,401
Volkswagen AG 6.01%	8,606	1,051,584
Total Preferred Stocks (Cost $1,535,915)		1,135,985

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–0.05%
United States–0.05%
American Airlines, Inc. 11.75% 7/15/25	101,000	$ 105,478
Bausch Health Americas, Inc.
8.50% 1/31/27	177,000	75,225
9.25% 4/1/26	334,000	197,895
Bausch Health Cos., Inc. 9.00% 12/15/25	15,000	9,525
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50% 9/1/25	56,000	42,887
Total Corporate Bonds (Cost $681,844)		431,010

	Number of Shares
MONEY MARKET FUND–9.19%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.94%)	81,156,865	81,156,865
Total Money Market Fund (Cost $81,156,865)		81,156,865

	Principal Amount°
SHORT-TERM INVESTMENT–0.03%
U.S. TREASURY OBLIGATIONS–0.03%
≠U.S. Treasury Bills 0.01% 2/9/23	250,000	246,819
		246,819
Total Short-Term Investment (Cost $247,325)		246,819

TOTAL INVESTMENTS–98.06% (Cost $756,477,375)	865,933,618
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.94%	17,120,536
NET ASSETS APPLICABLE TO 25,397,830 SHARES OUTSTANDING–100.00%	$883,054,154

Δ Securities have been classified by country of origin.
† Non-income producing.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠ The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	169,356	USD	(167,993)	10/12/22	$—	$(1,877)
BOA	EUR	455,126	USD	(440,137)	10/12/22	6,282	—
BOA	GBP	(524,570)	USD	644,940	1/17/23	58,517	—
HSBC	EUR	363,111	USD	(363,435)	10/12/22	—	(7,270)
HSBC	EUR	623,419	USD	(600,618)	10/12/22	10,875	—
HSBC	GBP	101,025	USD	(108,993)	1/17/23	3,943	—
HSBC	KRW	(1,394,084,961)	USD	1,085,406	11/14/22	117,690	—
HSBC	KRW	191,615,061	USD	(141,713)	11/14/22	—	(8,703)
UBS	EUR	(9,219,760)	USD	9,440,389	10/12/22	397,013	—
UBS	EUR	279,789	USD	(283,366)	10/12/22	—	(8,930)
UBS	EUR	541,069	USD	(528,182)	10/12/22	2,536	—
UBS	JPY	(185,271,903)	USD	1,450,996	11/18/22	164,538	—
UBS	JPY	14,511,548	USD	(106,862)	11/18/22	—	(6,098)
Total Foreign Currency Exchange Contracts						$761,394	$(32,878)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(231)	British Pound	$(16,142,569)	$(16,390,114)	12/19/22	$247,545	$—
(214)	Euro	(26,379,513)	(26,730,194)	12/19/22	350,681	—
(218)	Japanese Yen	(18,975,537)	(19,182,558)	12/19/22	207,021	—
					805,247	—
Equity Contracts:
(77)	E-mini MSCI Emerging Markets Index	(3,355,275)	(3,620,099)	12/16/22	264,824	—
(59)	E-mini Russell 2000 Index	(4,925,910)	(5,308,757)	12/16/22	382,847	—
(601)	E-mini S&P 500 Index	(108,225,075)	(116,486,250)	12/16/22	8,261,175	—
(143)	E-mini S&P MidCap 400 Index	(31,577,260)	(34,059,801)	12/16/22	2,482,541	—
(822)	Euro STOXX 50 Index	(26,705,679)	(28,172,316)	12/16/22	1,466,637	—
(209)	FTSE 100 Index	(16,135,604)	(16,900,000)	12/16/22	764,396	—
(104)	Nikkei 225 Index (OSE)	(18,639,950)	(19,685,537)	12/8/22	1,045,587	—
					14,668,007	—
Total Futures Contracts					$15,473,254	$—
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
JPY–Japanese Yen
KRW–South Korean Won
LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$1,030,417	$—	$—	$1,030,417
Canada	9,037,130	—	—	9,037,130
China	—	981,392	—	981,392
France	—	27,362,699	—	27,362,699
Germany	—	38,935,925	—	38,935,925
Ireland	22,272,670	5,689,816	—	27,962,486
Israel	1,889,804	—	—	1,889,804
Japan	—	34,753,900	—	34,753,900
Netherlands	6,848,575	8,656,414	—	15,504,989
New Zealand	—	11,291	—	11,291
Republic of Korea	—	11,689,052	—	11,689,052
Singapore	—	4,620,518	—	4,620,518
Spain	—	1,295,781	—	1,295,781
Switzerland	1,922,673	11,460,456	—	13,383,129
Taiwan	5,539,648	—	—	5,539,648
Thailand	110,306	—	—	110,306
United Kingdom	38,409,011	23,143,758	—	61,552,769
United States	526,263,335	—	—	526,263,335
Uruguay	1,038,368	—	—	1,038,368
Preferred Stocks	—	1,135,985	—	1,135,985
Corporate Bonds	—	431,010	—	431,010
Money Market Fund	81,156,865	—	—	81,156,865
Short-Term Investment	—	246,819	—	246,819
Total Investments	$695,518,802	$170,414,816	$—	$865,933,618
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$761,394	$—	$761,394
Futures Contracts	$15,473,254	$—	$—	$15,473,254
Liabilities:
Foreign Currency Exchange Contracts	$—	$(32,878)	$—	$(32,878)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–8